Loans Payable (Details) - Schedule of loans payable activity - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans Payable (Details) - Schedule of loans payable activity [Line Items]
Principal beginning balance	$ 1,339,705	$ 1,876,244	$ 1,082,209
Principal repaid in cash	(469,810)	(1,657,359)	(810,386)
Effect of foreign exchange rates	1,039	(6,394)	(2,352)
Principal ending balance	870,934	1,339,705	1,876,244
Less: Principal beginning balance loans payable – current portion	1,308,516
Less: Principal ending balance loans payable – current portion	842,202
Principal beginning balance Loans payable – non-current portion	31,189
Principal ending balance Loans payable – non-current portion	28,732	31,189	48,165
Bounce Back Loan Scheme [Member]
Loans Payable (Details) - Schedule of loans payable activity [Line Items]
Principal beginning balance	43,129	61,169	68,245
Principal repaid in cash	(3,018)	(11,646)	(4,724)
Effect of foreign exchange rates	881	(6,394)	(2,352)
Principal ending balance	40,992	43,129	61,169
First Assurance - 2020 [Member]
Loans Payable (Details) - Schedule of loans payable activity [Line Items]
Principal beginning balance	1,060,890	1,618,443	655,593
Principal repaid in cash	(466,792)		(655,593)
Effect of foreign exchange rates
Principal ending balance	594,098	1,060,890	1,618,443
Other loans payable [Member]
Loans Payable (Details) - Schedule of loans payable activity [Line Items]
Principal beginning balance	235,686	155,320	155,320
Principal repaid in cash
Effect of foreign exchange rates	158
Principal ending balance	$ 235,844	$ 235,686	$ 155,320